Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY SPECIAL GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000889128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2011
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPAX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPBX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPCX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPDX